PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Research Enhanced Core ETF | Third Quarter Report 2022 1
Common Stocks 99 .4%
Issuer Shares Value ($)
Communication Services  8.0%
Diversified Telecommunication Services 0.8%
Lumen Technologies, Inc. 2,016 21,954
Verizon Communications, Inc. 8,394 387,719
Total 409,673
Entertainment 0.2%
Electronic Arts, Inc. 559 73,357
Live Nation Entertainment, Inc.
(a)
298 28,009
World Wrestling Entertainment, Inc. Class A 89 6,169
Total 107,535
Interactive Media & Services 6.6%
Alphabet, Inc. Class A
(a)
11,935 1,388,279
Alphabet, Inc. Class C
(a)
10,889 1,270,093
Meta Platforms, Inc. Class A
(a)
4,517 718,655
Total 3,377,027
Media 0.4%
Charter Communications, Inc. Class A
(a)
218 94,198
Fox Corp. Class A 625 20,694
Fox Corp. Class B 292 9,023
Interpublic Group of Cos., Inc. (The) 774 23,119
New York Times Co. (The) Class A 327 10,447
News Corp. Class A 769 13,181
News Corp. Class B 241 4,164
Nexstar Media Group, Inc. Class A 78 14,693
Omnicom Group, Inc. 401 28,006
Total 217,525
Total Communication Services 4,111,760
Consumer Discretionary  10.7%
Automobiles 0.1%
Harley-Davidson, Inc. 859 32,479
Thor Industries, Inc. 344 29,009
Total 61,488
Distributors 0.5%
Genuine Parts Co. 908 138,806
LKQ Corp. 1,697 93,064
Total 231,870
Diversified Consumer Services 0.3%
ADT, Inc. 1,323 9,658
Grand Canyon Education, Inc.
(a)
198 19,022
H&R Block, Inc. 1,074 42,917
Service Corp. International 992 73,864
Total 145,461
Hotels, Restaurants & Leisure 2.7%
Airbnb, Inc. Class A
(a)
2,277 252,701
Booking Holdings, Inc.
(a)
255 493,601
Boyd Gaming Corp. 504 27,977
Expedia Group, Inc.
(a)
941 99,793
Hyatt Hotels Corp. Class A
(a)
329 27,225
Marriott International, Inc. Class A 1,780 282,700
Marriott Vacations Worldwide Corp. 255 34,915
MGM Resorts International 2,261 74,002
Six Flags Entertainment Corp.
(a)
459 10,406
Travel + Leisure Co. 530 22,848
Wyndham Hotels & Resorts, Inc. 579 40,188
Total 1,366,356
Household Durables 1.1%
DR Horton, Inc. 2,120 165,424
Lennar Corp. Class A 1,646 139,910
Lennar Corp. Class B 98 6,652
Mohawk Industries, Inc.
(a)
332 42,655
NVR, Inc.
(a)
19 83,469
PulteGroup, Inc. 1,534 66,913
Common Stocks (continued)
Issuer Shares Value ($)
Toll Brothers, Inc. 713 35,065
TopBuild Corp.
(a)
208 44,038
Total 584,126
Multiline Retail 0.1%
Macy's, Inc. 1,839 32,459
Nordstrom, Inc. 716 16,833
Total 49,292
Specialty Retail 3.4%
Advance Auto Parts, Inc. 390 75,512
AutoNation, Inc.
(a)
244 28,973
AutoZone, Inc.
(a)
129 275,723
Lithia Motors, Inc. 174 46,159
Lowe's Cos., Inc. 4,272 818,216
O'Reilly Automotive, Inc.
(a)
422 296,915
Penske Automotive Group, Inc. 172 19,692
Ulta Beauty, Inc.
(a)
329 127,952
Victoria's Secret & Co.
(a)
517 19,108
Williams-Sonoma, Inc. 439 63,400
Total 1,771,650
Textiles, Apparel & Luxury Goods 2.5%
Capri Holdings Ltd.
(a)
905 44,055
Lululemon Athletica, Inc.
(a)
707 219,531
NIKE, Inc. Class B 7,936 912,005
PVH Corp. 416 25,759
Ralph Lauren Corp. 288 28,405
Tapestry, Inc. 1,628 54,750
Under Armour, Inc. Class A
(a)
1,192 11,038
Under Armour, Inc. Class C
(a)
1,377 11,374
Total 1,306,917
Total Consumer Discretionary 5,517,160
Consumer Staples  6.1%
Beverages 0.3%
Keurig Dr Pepper, Inc. 2,817 109,131
Molson Coors Beverage Co. Class B 574 34,296
Total 143,427
Food & Staples Retailing 0.4%
Albertsons Cos., Inc. Class A 540 14,499
Kroger Co. (The) 2,317 107,601
Walgreens Boots Alliance, Inc. 2,372 93,979
Total 216,079
Food Products 1.8%
Archer-Daniels-Midland Co. 1,876 155,276
Campbell Soup Co. 632 31,189
Darling Ingredients, Inc.
(a)
532 36,857
General Mills, Inc. 1,990 148,832
JM Smucker Co. (The) 347 45,915
Kellogg Co. 828 61,206
Kraft Heinz Co. (The) 2,319 85,409
Mondelez International, Inc. Class A 4,516 289,205
Tyson Foods, Inc. Class A 927 81,585
Total 935,474
Household Products 2.1%
Procter & Gamble Co. (The) 7,894 1,096,556
Tobacco 1.5%
Altria Group, Inc. 5,948 260,879
Philip Morris International, Inc. 5,098 495,271
Total 756,150
Total Consumer Staples 3,147,686
Energy  4.7%
Energy Equipment & Services 0.1%
Baker Hughes Co. 1,851 47,552

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2022 (Unaudited)
2 Columbia Research Enhanced Core ETF | Third Quarter Report 2022
Common Stocks (continued)
Issuer Shares Value ($)
Oil, Gas & Consumable Fuels 4.6%
APA Corp. 719 26,725
Chevron Corp. 4,132 676,739
ConocoPhillips 2,836 276,311
Devon Energy Corp. 1,438 90,378
Exxon Mobil Corp. 8,976 870,044
Marathon Oil Corp. 1,502 37,250
Marathon Petroleum Corp. 1,142 104,676
Occidental Petroleum Corp. 1,674 110,065
PDC Energy, Inc. 213 13,992
Phillips 66 1,029 91,581
Valero Energy Corp. 862 95,484
Total 2,393,245
Total Energy 2,440,797
Financials  10.8%
Banks 2.6%
Bank OZK 585 23,459
Comerica, Inc. 661 51,406
East West Bancorp, Inc. 713 51,179
Fifth Third Bancorp 3,410 116,349
KeyCorp 4,705 86,102
Popular, Inc. 372 28,893
Regions Financial Corp. 4,745 100,499
Synovus Financial Corp. 717 28,952
Wells Fargo & Co. 19,009 833,925
Zions Bancorp NA 754 41,131
Total 1,361,895
Capital Markets 2.5%
Cboe Global Markets, Inc. 540 66,625
CME Group, Inc. 1,862 371,432
FactSet Research Systems, Inc. 194 83,358
Janus Henderson Group PLC 696 17,936
Jefferies Financial Group, Inc. 1,067 34,752
Lazard Ltd. Class A 486 18,308
Morgan Stanley 6,631 558,993
Northern Trust Corp. 1,049 104,669
SEI Investments Co. 529 29,285
Virtu Financial, Inc. Class A 503 11,735
Total 1,297,093
Consumer Finance 1.1%
Ally Financial, Inc. 1,622 53,640
Capital One Financial Corp. 1,929 211,862
Credit Acceptance Corp.
(a)
35 20,157
Discover Financial Services 1,362 137,562
OneMain Holdings, Inc. 575 21,390
SLM Corp. 1,323 20,639
Synchrony Financial 2,474 82,829
Total 548,079
Diversified Financial Services 0.1%
Voya Financial, Inc. 520 31,283
Insurance 4.5%
American International Group, Inc. 3,940 203,974
Aon PLC Class A 1,064 309,667
Arthur J Gallagher & Co. 1,060 189,729
Assurant, Inc. 276 48,515
Axis Capital Holdings Ltd. 390 19,691
Brown & Brown, Inc. 1,205 78,445
CNA Financial Corp. 138 5,854
Everest Re Group Ltd. 196 51,225
Hartford Financial Services Group, Inc. (The) 1,680 108,310
Lincoln National Corp. 857 43,998
Loews Corp. 1,030 59,998
Common Stocks (continued)
Issuer Shares Value ($)
Marsh & McLennan Cos., Inc. 2,566 420,721
MetLife, Inc. 3,536 223,652
Prudential Financial, Inc. 1,918 191,781
Reinsurance Group of America, Inc. 339 39,249
Travelers Cos., Inc. (The) 1,223 194,090
Unum Group 1,026 33,027
Willis Towers Watson PLC 558 115,473
Total 2,337,399
Thrifts & Mortgage Finance 0.0%
MGIC Investment Corp. 1,531 21,648
Total Financials 5,597,397
Health Care  13.7%
Biotechnology 2.1%
AbbVie, Inc. 2,422 347,581
Alnylam Pharmaceuticals, Inc.
(a)
162 23,010
Amgen, Inc. 715 176,941
Biogen, Inc.
(a)
188 40,431
BioMarin Pharmaceutical, Inc.
(a)
238 20,480
Exact Sciences Corp.
(a)
229 10,328
Exelixis, Inc.
(a)
407 8,514
Gilead Sciences, Inc. 1,686 100,739
Horizon Therapeutics PLC
(a)
294 24,393
Incyte Corp.
(a)
237 18,410
Ionis Pharmaceuticals, Inc.
(a)
184 6,911
Mirati Therapeutics, Inc.
(a)
54 3,478
Moderna, Inc.
(a)
442 72,528
Natera, Inc.
(a)
115 5,405
Neurocrine Biosciences, Inc.
(a)
123 11,578
Novavax, Inc.
(a)
99 5,397
Regeneron Pharmaceuticals, Inc.
(a)
135 78,528
Sarepta Therapeutics, Inc.
(a)
107 9,946
Seagen, Inc.
(a)
164 29,517
Ultragenyx Pharmaceutical, Inc.
(a)
85 4,529
United Therapeutics Corp.
(a)
60 13,864
Vertex Pharmaceuticals, Inc.
(a)
332 93,096
Total 1,105,604
Health Care Equipment & Supplies 2.3%
Abbott Laboratories 4,371 475,740
Becton Dickinson and Co. 725 177,125
DENTSPLY SIRONA, Inc. 539 19,490
Enovis Corp.
(a)
393 23,470
Envista Holdings Corp.
(a)
418 16,992
Hologic, Inc.
(a)
622 44,398
Integra LifeSciences Holdings Corp.
(a)
184 10,127
Medtronic PLC 3,390 313,643
QuidelOrtho Corp.
(a)
122 12,449
Teleflex, Inc. 122 29,336
Zimmer Biomet Holdings, Inc. 540 59,610
Total 1,182,380
Health Care Providers & Services 2.8%
AmerisourceBergen Corp. 382 55,745
Cardinal Health, Inc. 694 41,335
Centene Corp.
(a)
1,495 138,990
Cigna Corp. 812 223,592
CVS Health Corp. 3,401 325,408
Elevance Health, Inc. 632 301,527
Humana, Inc. 320 154,240
McKesson Corp. 376 128,434
Molina Healthcare, Inc.
(a)
150 49,158
Premier, Inc. Class A 299 11,500
Tenet Healthcare Corp.
(a)
269 17,786
Total 1,447,715

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2022 (Unaudited)
Columbia Research Enhanced Core ETF | Third Quarter Report 2022 3
Common Stocks (continued)
Issuer Shares Value ($)
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc. 783 105,000
IQVIA Holdings, Inc.
(a)
480 115,330
Mettler-Toledo International, Inc.
(a)
58 78,284
QIAGEN NV
(a)
578 28,692
Syneos Health, Inc.
(a)
257 20,339
Waters Corp.
(a)
157 57,153
Total 404,798
Pharmaceuticals 5.7%
Bristol-Myers Squibb Co. 5,368 396,051
Johnson & Johnson 6,763 1,180,279
Merck & Co., Inc. 6,498 580,531
Perrigo Co. PLC 330 13,817
Pfizer, Inc. 14,767 745,881
Viatris, Inc. 3,046 29,516
Total 2,946,075
Total Health Care 7,086,572
Industrials  8.7%
Aerospace & Defense 2.3%
Curtiss-Wright Corp. 105 15,061
General Dynamics Corp. 684 155,042
L3Harris Technologies, Inc. 530 127,184
Lockheed Martin Corp. 654 270,632
Northrop Grumman Corp. 407 194,912
Raytheon Technologies Corp. 4,116 383,653
Textron, Inc. 581 38,137
Total 1,184,621
Air Freight & Logistics 0.9%
Expeditors International of Washington, Inc. 469 49,831
United Parcel Service, Inc. Class B 2,034 396,407
Total 446,238
Building Products 0.3%
A O Smith Corp. 355 22,461
Builders FirstSource, Inc.
(a)
472 32,096
Lennox International, Inc. 89 21,318
Masco Corp. 648 35,886
Owens Corning 267 24,761
Trex Co., Inc.
(a)
305 19,679
Total 156,201
Commercial Services & Supplies 0.8%
Cintas Corp. 241 102,543
Republic Services, Inc. 571 79,175
Tetra Tech, Inc. 145 22,224
Waste Management, Inc. 1,154 189,902
Total 393,844
Construction & Engineering 0.1%
AECOM 361 25,992
MasTec, Inc.
(a)
162 12,787
WillScot Mobile Mini Holdings Corp.
(a)
594 22,934
Total 61,713
Electrical Equipment 0.3%
Acuity Brands, Inc. 97 17,693
Emerson Electric Co. 1,671 150,507
nVent Electric PLC 456 16,101
Total 184,301
Industrial Conglomerates 0.4%
3M Co. 1,573 225,317
Machinery 1.3%
Allison Transmission Holdings, Inc. 267 11,179
Crane Holdings Co. 130 12,861
Cummins, Inc. 382 84,540
Esab Corp. 142 5,853
Common Stocks (continued)
Issuer Shares Value ($)
Flowserve Corp. 363 12,284
Gates Industrial Corp. PLC
(a)
303 3,727
Illinois Tool Works, Inc. 856 177,843
Lincoln Electric Holdings, Inc. 156 22,065
Nordson Corp. 160 36,958
Oshkosh Corp. 179 15,412
Otis Worldwide Corp. 1,163 90,912
Parker-Hannifin Corp. 358 103,494
Snap-on, Inc. 142 31,815
Westinghouse Air Brake Technologies Corp. 502 46,922
Total 655,865
Professional Services 0.4%
Booz Allen Hamilton Holding Corp. 358 34,361
CACI International, Inc. Class A
(a)
64 19,347
FTI Consulting, Inc.
(a)
92 15,048
ManpowerGroup, Inc. 142 11,134
Robert Half International, Inc. 301 23,821
Science Applications International Corp. 153 14,821
Verisk Analytics, Inc. 418 79,524
Total 198,056
Road & Rail 1.7%
CSX Corp. 5,994 193,786
Knight-Swift Transportation Holdings, Inc. 443 24,343
Landstar System, Inc. 104 16,284
Norfolk Southern Corp. 657 165,019
Old Dominion Freight Line, Inc. 283 85,893
Union Pacific Corp. 1,740 395,502
Total 880,827
Trading Companies & Distributors 0.2%
Watsco, Inc. 91 24,930
WW Grainger, Inc. 129 70,115
Total 95,045
Total Industrials 4,482,028
Information Technology  27.5%
Communications Equipment 0.8%
Arista Networks, Inc.
(a)
432 50,384
Cisco Systems, Inc. 7,238 328,388
F5, Inc.
(a)
104 17,405
Juniper Networks, Inc. 557 15,613
Total 411,790
Electronic Equipment, Instruments & Components 0.1%
Keysight Technologies, Inc.
(a)
309 50,243
Vontier Corp. 271 6,992
Total 57,235
IT Services 3.7%
Accenture PLC Class A 1,087 332,905
Akamai Technologies, Inc.
(a)
270 25,979
Amdocs Ltd. 211 18,370
Automatic Data Processing, Inc. 727 175,294
Concentrix Corp. 75 10,032
Gartner, Inc.
(a)
132 35,043
GoDaddy, Inc. Class A
(a)
279 20,696
Mastercard, Inc. Class A 1,492 527,855
Paychex, Inc. 566 72,607
SS&C Technologies Holdings, Inc. 383 22,662
VeriSign, Inc.
(a)
166 31,401
Visa, Inc. Class A 2,856 605,786
Western Union Co. (The) 658 11,199
Total 1,889,829
Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc.
(a)
2,833 267,634
Allegro MicroSystems, Inc.
(a)
82 2,036

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2022 (Unaudited)
4 Columbia Research Enhanced Core ETF | Third Quarter Report 2022
Common Stocks (continued)
Issuer Shares Value ($)
Applied Materials, Inc. 1,533 162,467
KLA Corp. 259 99,337
Lam Research Corp. 241 120,623
Micron Technology, Inc. 1,919 118,709
NVIDIA Corp. 4,125 749,224
QUALCOMM, Inc. 1,951 283,012
Teradyne, Inc. 272 27,442
Total 1,830,484
Software 10.8%
Adobe, Inc.
(a)
833 341,630
Atlassian Corp. PLC Class A
(a)
221 46,260
Autodesk, Inc.
(a)
371 80,255
Cadence Design Systems, Inc.
(a)
469 87,271
Crowdstrike Holdings, Inc. Class A
(a)
351 64,444
Datadog, Inc. Class A
(a)
431 43,966
DocuSign, Inc.
(a)
323 20,666
Dropbox, Inc. Class A
(a)
465 10,574
Dynatrace, Inc.
(a)
337 12,681
Fair Isaac Corp.
(a)
43 19,867
Fortinet, Inc.
(a)
1,120 66,808
Intuit, Inc. 467 213,031
Manhattan Associates, Inc.
(a)
107 15,052
Microsoft Corp. 12,905 3,622,950
Palo Alto Networks, Inc.
(a)
166 82,851
Paycom Software, Inc.
(a)
88 29,083
Paylocity Holding Corp.
(a)
67 13,797
Roper Technologies, Inc. 183 79,911
Salesforce, Inc.
(a)
1,643 302,345
ServiceNow, Inc.
(a)
337 150,524
Synopsys, Inc.
(a)
260 95,550
Teradata Corp.
(a)
176 6,739
Trade Desk, Inc. (The) Class A
(a)
730 32,850
VMware, Inc. Class A 364 42,297
Workday, Inc. Class A
(a)
333 51,648
Zoom Video Communications, Inc. Class A
(a)
424 44,037
Zscaler, Inc.
(a)
137 21,243
Total 5,598,330
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc. 26,358 4,283,439
Dell Technologies, Inc. Class C 449 20,232
Hewlett Packard Enterprise Co. 2,251 32,054
HP, Inc. 1,790 59,768
NetApp, Inc. 385 27,462
Pure Storage, Inc. Class A
(a)
474 13,438
Total 4,436,393
Total Information Technology 14,224,061
Materials  2.8%
Chemicals 1.6%
Celanese Corp. 654 76,852
CF Industries Holdings, Inc. 1,303 124,423
Chemours Co. (The) 928 33,028
Dow, Inc. 4,427 235,561
Huntsman Corp. 1,199 34,723
LyondellBasell Industries NV Class A 1,568 139,740
Mosaic Co. (The) 2,185 115,062
Olin Corp. 860 44,952
Westlake Corp. 201 19,565
Total 823,906
Containers & Packaging 0.1%
Packaging Corp. of America 562 79,023
Metals & Mining 1.0%
Cleveland-Cliffs, Inc.
(a)
3,078 54,511
Common Stocks (continued)
Issuer Shares Value ($)
Nucor Corp. 1,576 214,021
Reliance Steel & Aluminum Co. 364 69,251
Southern Copper Corp. 520 25,896
SSR Mining, Inc. 1,264 20,805
Steel Dynamics, Inc. 1,044 81,307
United States Steel Corp. 1,526 36,090
Total 501,881
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 487 30,988
Total Materials 1,435,798
Real Estate  3.5%
Equity Real Estate Investment Trusts (REITs) 3.2%
Boston Properties, Inc. 617 56,246
Brixmor Property Group, Inc. 1,188 27,538
EastGroup Properties, Inc. 167 28,480
EPR Properties 291 15,659
Essex Property Trust, Inc. 259 74,211
Extra Space Storage, Inc. 534 101,204
First Industrial Realty Trust, Inc. 536 27,845
Highwoods Properties, Inc. 410 14,584
Host Hotels & Resorts, Inc. 2,926 52,112
Invitation Homes, Inc. 2,454 95,780
Iron Mountain, Inc. 1,157 56,103
Kilroy Realty Corp. 451 24,435
Kimco Realty Corp. 2,403 53,130
Lamar Advertising Co. Class A 333 33,653
Life Storage, Inc. 338 42,551
Mid-America Apartment Communities, Inc. 459 85,250
National Retail Properties, Inc. 691 32,898
National Storage Affiliates Trust 344 18,865
Prologis, Inc. 3,010 399,006
Rayonier, Inc. 587 22,159
SBA Communications Corp. 427 143,382
Simon Property Group, Inc. 1,297 140,906
Weyerhaeuser Co. 2,972 107,943
Total 1,653,940
Real Estate Management & Development 0.3%
CBRE Group, Inc. Class A
(a)
1,288 110,279
Jones Lang LaSalle, Inc.
(a)
185 35,274
Total 145,553
Total Real Estate 1,799,493
Utilities  2.9%
Electric Utilities 1.7%
American Electric Power Co., Inc. 2,743 270,350
Constellation Energy Corp. 1,730 114,353
Entergy Corp. 1,108 127,564
Evergy, Inc. 1,186 80,957
FirstEnergy Corp. 2,903 119,313
NRG Energy, Inc. 1,265 47,754
PG&E Corp.
(a)
8,448 91,745
Pinnacle West Capital Corp. 611 44,890
Total 896,926
Gas Utilities 0.3%
Atmos Energy Corp. 737 89,464
National Fuel Gas Co. 476 34,434
UGI Corp. 1,123 48,469
Total 172,367
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) 3,468 77,059
Vistra Corp. 2,262 58,473
Total 135,532

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2022 (Unaudited)
Columbia Research Enhanced Core ETF | Third Quarter Report 2022 5
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Multi-Utilities 0.6%
Ameren Corp. 1,370 127,574
Consolidated Edison, Inc. 1,893 187,918
Total 315,492
Total Utilities 1,520,317
Total Common Stocks
(Cost $50,744,178) 51,363,069
Exchange-Traded Equity Funds 0 .3%
Issuer Shares Value ($)
Financials  0.3%
Financial Select Sector SPDR Fund 4,446 149,875
Total Exchange-Traded Equity Funds
(Cost $160,506) 149,875
Money Market Funds 0 .3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares,
1.475%
(b)
169,238 169,238
Total Money Market Funds
(Cost $169,238) 169,238
Total Investments in Securities
(Cost $51,073,922) 51,682,182
Other Assets & Liabilities, Net 14,486
Net Assets 51,696,668
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT305_10_M01_(09/22)
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